MINERAL PROPERTY INTERESTS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discovery Consultants Of Vernon [Member]
IfrsStatementLineItems [Line Items]
Exploration related expenses amount		$ 44,991
Discovery Consultants Of Vernon [Member] | Phase 1 [Member]
IfrsStatementLineItems [Line Items]
Exploration related expenses amount		20,000
Discovery Consultants Of Vernon [Member] | Phase 2 [Member]
IfrsStatementLineItems [Line Items]
Exploration related expenses amount		24,991
Extra High Property [Member]
IfrsStatementLineItems [Line Items]
Exploration related expenses amount	$ 5,510	$ 44,991
Purchase of assets by company, description	The Extra High Property is subject to a 1.5% Net Smelter Royalty (“NSR”) payable to a third party, 50% of which, or 0.75%, can be purchased by the Company at any time by paying $500,000.